Consolidated Statements of Operations - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue		$ 1,807,643	$ 4,338,827	$ 4,529,196
Cost of revenue		(976,073)	(1,019,658)	(1,519,277)
Gross profit		1,600,801	3,319,169	3,009,919
General and administrative expenses		(2,966,105)	(1,418,069)	(887,036)
Goodwill impairment loss		(1,942,266)
Total operating expenses		(4,908,371)	(1,418,069)	(887,036)
Operating (loss) income		(3,307,570)	1,901,100	2,122,883
Other (expense) income
Interest income		96,048	9,350	9,261
Government subsidies			2,605
Other miscellaneous income			321
Loss on disposal of equity securities		(414,653)
Total other (expense) income		(318,605)	12,276	9,261
(Loss) Income before taxes		(3,626,175)	1,913,376	2,132,144
(Benefit from) Provision for income taxes		(88,966)	294,179	334,071
Net (loss) income		(3,537,209)	1,619,197	1,798,073
Less: Net loss attributable to non-controlling interest		62,534
Net (loss) income attributable to shareholders of the Company		$ (3,474,675)	$ 1,619,197	$ 1,798,073
(Loss) Income per share – Basic (in Dollars per share)		$ (0.14)	$ 0.11	$ 0.18
(Loss) Income per share – diluted (in Dollars per share)		$ (0.14)	$ 0.11	$ 0.18
Basic weighted average shares outstanding (in Shares)	[1]	24,353,510	14,680,821	10,000,000
Diluted weighted average shares outstanding (in Shares)	[1]	24,353,510	14,680,821	10,000,000
Related Party
Revenue – related party		$ 769,231

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation